Trade and Other Receivables - Additional Information (Detail) $ in Thousands, $ in Millions					6 Months Ended	12 Months Ended
	Jun. 30, 2021 CLP ($)	Jun. 30, 2021 USD ($)	Jan. 29, 2021 CLP ($)	Jan. 29, 2021 USD ($)	Jun. 30, 2021 CLP ($)	Dec. 31, 2021 CLP ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 CLP ($) customer	Dec. 31, 2019 CLP ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross non-current increase in trade accounts receivable						$ 65,781,352
Maximum amount of account receivable generated							$ 1,350.0
Trade receivables, Non-current						442,871,507		$ 377,047,284
Trade and other payables non-current						179,397,412		117,210,059
Trade receivables, Current						628,681,800		481,442,020
Trade and other payables, current						$ 978,324,487		$ 627,958,022
Number of customers with sales representing 10% or more of revenues | customer						1	1	1
Finance income from lease receivables						$ 1,829,631		$ 1,562,017
Impairment losses of trade receivables						$ 18,765,175
Percentage of increase over the loss						23.70%
Inter-American Investment Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transfer of collection rights						$ 324,134,944		44,797,737
Derecognition of accounts receivable and the recognition of finance cost						5,872,765		533,615
Stabilized Price to Regulated Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross non-current increase in trade accounts receivable						202,451,642
Sale and Purchase Agreement as Per Regulation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable			$ 121,652,067
Sale and Purchase Agreement as Per Regulation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 30,382,074	$ 41.7	115,867,879	$ 158.9
Derecognition of accounts receivable and the recognition of finance cost						39,110,910
Sale and Purchase Agreement as Per Regulation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 2,012,670	$ 2.8	$ 8,666,252	$ 12.2
Derecognition of accounts receivable and the recognition of finance cost						3,458,695
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables, Non-current						415,664,120		370,276,397
Trade and other payables non-current						174,373,938		112,895,627
Impact on lower revenues from energy sales						12,245,142		10,864,866	$ 3,782,091
Impact on lower cost from energy purchases						3,388,944		3,515,292	1,181,163
Impact on higher revenues						4,802,376		15,328,829	5,225,739
Impact on higher financial costs						2,409,504		4,518,268	19,062,333
Profit for net exchange difference						28,572,116		25,260,383	$ 3,835,024
Electricity Generation Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross non-current increase in trade accounts receivable					$ 156,928,875
Electricity Distribution and Generation Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost						$ 48,442,370		$ 533,615